SCHEDULE OF RELATED TO OPERATING LEASES (Details)	Jun. 30, 2026	Jun. 30, 2025
Leases
Weighted average remaining lease term (years)	6 months	1 year 6 months
Weighted average discount rate	3.60%	3.60%